UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                    --------------

                           UBS Eucalyptus Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                                SIX MONTHS ENDED
                                  JUNE 30, 2005



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .........................1

Statement of Operations .......................................................2

Statements of Changes in Members' Capital .....................................3

Statement of Cash Flows .......................................................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................13

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $255,468,458)         $   283,018,507
Cash and cash equivalents                                             6,104,547
Receivables:
  Due from brokers                                                   51,229,699
  Investments sold, not settled                                       9,382,941
  Dividends                                                              34,234
  Interest                                                              119,368
Other assets                                                              5,645
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        349,894,941
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
  (proceeds of sales $57,510,530)                                    58,896,863
Payables:
  Margin loan                                                        29,000,000
  Investments purchased, not settled                                  3,759,134
  Withdrawals payable                                                   872,150
  Management fee                                                        251,466
  Interest                                                              123,876
  Professional fees                                                     100,374
  Dividend payable                                                       74,508
  Administration fee                                                     45,082
  Other                                                                  55,345
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    93,178,798
--------------------------------------------------------------------------------

NET ASSETS                                                      $   256,716,143
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $   230,577,704
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in
  foreign currencies                                                 26,138,439
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                $   256,716,143
--------------------------------------------------------------------------------



 The preceding notes are an integral part of these financial statements.     1

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $164,894)            $     940,884
Interest                                                                256,990
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               1,197,874
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                        1,601,025
Dividends                                                               442,485
Interest                                                                340,853
Administration fee                                                      133,470
Professional fees                                                       114,472
Miscellaneous                                                           118,550
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        2,750,855
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,552,981)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
      FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss from:
  Investments                                                        (4,757,857)
  Foreign currency transactions                                        (123,340)
Change in net unrealized appreciation/depreciation from:
  Investments                                                       (14,397,171)
  Other assets and liabilities denominated in foreign
     currencies                                                           1,341
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
      FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS            (19,277,027)
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          $ (20,830,008)
--------------------------------------------------------------------------------



 The preceding notes are an integral part of these financial statements.     2

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                            MANAGER              MEMBERS               TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                    $   6,729,104           240,390,010       $   247,119,114

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                        (45,736)           (3,797,861)           (3,843,597)
  Net realized gain from investments
         and foreign currency transactions                                   617,798            23,627,529            24,245,327
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies           (258,609)          (10,167,950)          (10,426,559)
Incentive allocation                                                         755,756              (755,756)                    -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                           1,069,209             8,905,962             9,975,171
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             -            50,765,898            50,765,898
  Members' withdrawals                                                      (325,451)          (25,974,790)          (26,300,241)
  Offering costs                                                              (1,018)              (39,720)              (40,738)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          (326,469)           24,751,388            24,424,919
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                  $   7,471,844           274,047,360       $   281,519,204
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                        (41,725)           (1,511,256)           (1,552,981)
  Net realized loss from investments
         and foreign currency transactions                                  (116,116)           (4,765,081)           (4,881,197)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies           (313,533)          (14,082,297)          (14,395,830)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                            (471,374)          (20,358,634)          (20,830,008)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             -            17,887,598            17,887,598
  Members' withdrawals                                                      (471,235)          (21,376,417)          (21,847,652)
  Offering Cost                                                                 (331)              (12,668)              (12,999)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          (471,565)           (3,501,488)           (3,973,053)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                                      $   6,528,904           250,187,239       $   256,716,143
---------------------------------------------------------------------------------------------------------------------------------



 The preceding notes are an integral part of these financial statements.     3

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations        $   (20,830,008)
Adjustments to reconcile net decrease in Members' capital
  derived from operations to net cash used in operating
  activities:
  Purchases of investments                                         (136,157,943)
  Proceeds from disposition of investments                          106,784,307
  Net realized gain from investments                                  4,757,857
  Change in net unrealized appreciation/depreciation from
     investments                                                     14,397,171
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from brokers                                                (888,140)
       Investments sold, not settled                                 (5,044,985)
       Dividends                                                          5,706
       Interest                                                         (74,103)
       Other assets                                                      (4,373)
    Increase (decrease) in payables:
      Investments purchased, not settled                              2,539,443
      Management fee                                                    (26,270)
      Interest                                                           74,495
      Professional fees                                                 (30,242)
      Dividend payable                                                   74,508
      Administration fee                                                 (3,996)
      Other                                                                 721
--------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                               (34,425,852)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                 17,887,598
Margin loan                                                          29,000,000
Members' withdrawals                                                (21,584,082)
Manager withdrawals                                                    (471,235)
Offering cost                                                           (12,999)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                            24,819,282

Net decrease in cash and cash equivalents                            (9,606,570)
Cash and cash equivalents--beginning of period                       15,711,117
Cash and cash equivalents--end of period                        $     6,104,547
--------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                             $       300,216
--------------------------------------------------------------------------------



 The preceding notes are an integral part of these financial statements.     4

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


ORGANIZATION

     UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. Convertible bonds with values of $4,046,850 were fair valued at June 30, 2005 by the Manager.

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. The Fund holds no such securities at June 30, 2005.

     Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

     Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities or liabilities at June 30, 2005.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     G.   RECLASSIFICATIONS

     Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Member's capital accounts, excluding the Manager's capital

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     account. A portion of the Fee is paid by UBSFA to OrbiMed.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six months ended June 30, 2005, UBS FSI and its affiliates earned brokerage commissions of $48,541 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2005 and the year ended December 31, 2004 was $0 and $755,756 respectively, and has been recorded as an increase to the Manager's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2005 or as of the year ended December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $11,874.

     As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities, for the six months ended June 30, 2005, amounted to $136,157,943 and $106,784,307 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $33,995,574 and $34,204,332 respectively, and purchases and sales of options and warrants amounting to $1,403,090 and $416,705 respectively. Net realized loss resulting from short positions were $5,210,119 for the six months ended June 30, 2005.

6.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2005, the Fund's average interest rate paid on borrowings was 1.85% per annum and the average borrowings outstanding were $26,157,164. The Fund had borrowings outstanding at June 30, 2005 totaling $29,000,000.

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

     Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. At June 30, 2005, the Fund had no such forward foreign currency exchange contracts outstanding.

     During the six months ended June 30, 2005, the Fund did not trade any futures contracts.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                    UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------


9.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                  SIX MONTHS ENDED
                                    JUNE 30, 2005                     YEARS ENDED DECEMBER 31,
                                     (UNAUDITED)         2004            2003            2002            2001            2000
                                                         ----            ----            ----            ----            ----
Ratio of net investment loss to
average net assets****                 (1.18)%*         (1.38)%         (1.43)%         (1.13)%         (0.95)%         (1.15)%
Ratio of total expenses to
average net assets before
incentive****                           2.10%*           1.94%           1.98%           2.00%           1.70%           1.95%
Ratio of total expenses to
average net assets after
incentive*****                          2.10%*           2.21%           2.01%           2.00%           5.65%           8.67%
Portfolio turnover rate                24.79%           57.85%          65.34%          73.26%          73.08%          75.13%
Total return before incentive
allocation**                           (6.74)%           3.91%          38.98%         (30.18)%         (3.27)%        106.19%
Total return after incentive
allocation ***                         (6.74)%           3.13%          31.18%         (30.18)%         (3.27)%         84.95%
Average debt ratio****                  6.98%            8.61%          13.18%          17.11%           5.57%           5.46%

Net asset value at end of period    $256,716,143     $281,519,204    $247,119,114    $177,349,355    $328,375,770    $383,241,035

    *  Annualized

   ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

  *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

 **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (110.24%)
                    --------------------------------------------------------------------------
                    CORPORATE BONDS (1.57%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.36%)
        1,350,000   Novavax, Inc. Senior Convertible Note, 4.75%, 07/15/09 (c)                        $           675,000
        2,970,000   Xoma Ltd. 6.5% 2/1/12, 6.50%, 02/01/12 (c)                                                  2,836,350
                                                                                                      ---------------------
                                                                                                                3,511,350
                                                                                                      ---------------------
                    THERAPEUTICS (0.21%)
        1,530,000   Insmed 5.5% Covertible 3/1/10, 5.50%, 03/01/10 (c)                                            535,500
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $5,850,000)                                                     4,046,850
                                                                                                      ---------------------

                    COMMON STOCK (108.61%)
                    ----------------------
                    DIAGNOSTIC EQUIPMENT (2.79%)
          197,500   Gen-Probe, Inc. *, (a)                                                                      7,155,425
                                                                                                      ---------------------
                    DRUG DELIVERY SYSTEMS (1.41%)
          544,185   AeroGen, Inc. *, (b)                                                                          216,042
          125,000   Nexmed, Inc. *, (b)                                                                           162,500
          200,000   Penwest Pharmaceuticals Co. *, (b)                                                          2,364,000
           73,200   Penwest Pharmaceuticals Co. *                                                                 865,224
                                                                                                      ---------------------
                                                                                                                3,607,766
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (41.48%)
          189,000   Affymetrix, Inc. *, (a)                                                                    10,190,880
          246,000   Amgen, Inc. *, (a)                                                                         14,873,160
        1,069,000   ARIAD Pharmaceuticals, Inc. *, (a)                                                          7,119,540
           40,000   Barrier Therapeutics *                                                                        317,200
          433,500   Cambridge Antibody Technology Group PLC - (United Kingdom) *, **                            5,000,130
          503,000   Entremed, Inc. *, (b)                                                                       1,161,930
          212,000   Genentech, Inc. *, (a)                                                                     17,019,360
          186,000   Genmab A/S - (Denmark) *, **                                                                3,233,311
          192,000   Genzyme Corp. *, (a)                                                                       11,537,280
          490,000   Human Genome Sciences, Inc. *, (a)                                                          5,674,200
           19,200   ID Biomedical Corp. *, *                                                                      313,728
          424,000   Medimmune, Inc. *, (a)                                                                     11,329,280
          487,000   Millennium Pharmaceuticals, Inc. *                                                          4,514,490
           71,900   Nektar Therapeutics *                                                                       1,210,796
          639,600   Oscient Pharmaceuticals Corp. *                                                             1,694,940
          436,900   Savient Pharmaceuticals, Inc. *, (a)                                                        1,926,729
           47,200   Tercica, Inc. *                                                                               410,168
          466,000   Vertex Pharmaceuticals, Inc. *, (a)                                                         7,852,100
          662,000   XOMA Ltd. *, (a)                                                                            1,112,160
                                                                                                      ---------------------
                                                                                                              106,491,382
                                                                                                      ---------------------
                    MEDICAL - DRUGS (42.53%)
          185,000   Altana AG - (Germany) **,(a)                                                               10,600,545


 The accompanying notes are an integral part of these financial statements.   13

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          385,000   Array BioPharma, Inc. *, (a)                                                      $         2,425,500
          276,900   Astellas Pharmaceutical Inc. - (Japan)**, (a)                                               9,470,725
          402,000   Chugai Pharmaceutical Co., Ltd - (Japan) **,(a)                                             6,210,847
          150,000   Eli Lilly and Co. (a)                                                                       8,356,500
           37,000   GlaxoSmithKline PLC - (United Kingdom) **                                                     895,985
          490,000   Ligand Pharmaceuticals, Inc. - Class B *, (a)                                               3,405,500
          245,000   Novartis AG - (Switzerland) **                                                             11,675,318
          170,000   OSI Pharmaceuticals, Inc. *, *,(a)                                                          6,947,900
          445,000   Pfizer, Inc. (a)                                                                           12,273,100
          100,000   Ranbaxy Labs Swap                                                                           2,432,893
          400,000   Schering-Plough Corp. (a)                                                                   7,624,000
           11,100   Serono SA - Class B - (Switzerland) **                                                      7,096,167
          220,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **,(a)                                          10,919,592
          199,000   Wyeth (a)                                                                                   8,855,500
                                                                                                      ---------------------
                                                                                                              109,190,072
                                                                                                      ---------------------
                    MEDICAL - GENERIC DRUGS (0.79%)
           49,600   Par Pharmaceutical Companies, Inc.                                                          1,577,776
           14,000   Teva Pharmaceutical Industries Ltd. - ADR,(d)                                                 435,960
                                                                                                      ---------------------
                                                                                                                2,013,736
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS (0.11%)
           50,000   Conceptus, Inc. *                                                                             282,500
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (1.78%)
          611,110   Berna Biotech AG - (Switzerland) **                                                         4,579,390
                                                                                                      ---------------------
                    THERAPEUTICS (17.72%)
          778,000   Abgenix, Inc. *, (a)                                                                        6,675,240
        5,577,600   Adherex Technologies, Inc. - (Canada) *, **,(b)                                             1,548,321
           39,300   Anadys Pharmaceuticals *                                                                      359,988
          343,700   Anormed Inc. - (Canada) *, **                                                               1,024,253
        1,200,000   BioMarin Pharmaceuticals, Inc. *, (a)                                                       8,976,000
          124,600   CV Therapeutics, Inc. *                                                                     2,793,532
           68,700   Gilead Sciences, Inc. *                                                                     3,022,113
          324,200   Introgen Therapeutics, Inc. *                                                               2,087,848
          500,000   NPS Pharmaceuticals, Inc. *, (a)                                                            5,675,000
          104,000   Onyx Pharmaceuticals, Inc. *                                                                2,477,280
          233,200   Progenics Pharmaceuticals, Inc. *, (a)                                                      4,864,552
          385,000   Tanox, Inc. *, (a)                                                                          4,512,200
           31,200   Theravance, Inc. *                                                                            530,400
          438,000   Vion Pharmaceuticals, Inc. *                                                                  950,460
                                                                                                      ---------------------
                                                                                                               45,497,187
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $248,062,146)                                                    278,817,458
                                                                                                      ---------------------

                    WARRANTS (0.01%)
                    ----------------
                    DRUG DELIVERY SYSTEMS (0.00%)
          500,000   Aerogen, Inc., $3.25, 3/11/09 *, (b)                                                               --


 The accompanying notes are an integral part of these financial statements.   14

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    DRUG DELIVERY SYSTEMS (CONTINUED)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                        $                --
           50,000   Nexmed, $1.47 12/17/09 *, (b)                                                                      --
           12,500   Nexmed, $2.00 12/17/05 *, (b)                                                                      --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.01%)
          100,600   Entremed, Inc., $3.50, 12/27/09 *, (b)                                                             --
          100,000   MicroIslet, Inc., $1.00, 3/12/01 *, (b)                                                        22,000
               45   Orchid Biosciences Inc., $21.70, 7/24/11 *, (b)                                                    --
               45   Orchid Biosciences Inc., $23.50, 9/20/11 *, (b)                                                   124
              120   Orchid Biosciences Inc., $8.05, 12/12/11 *, (b)                                                    --
          182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *, (b), (e)                                          --
        1,935,000   Xenova Group, PLC, GBP 1.13, 12/08/08 *, **,(b)                                                    --
                                                                                                      ---------------------
                                                                                                                   22,124
                                                                                                      ---------------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
           26,400   Clarient, Inc., $2.75, 4/27/08 *, (b)                                                              --
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (0.00%)
           11,572    Solexa, $27.16, 4/16/07 *, (b)                                                                    --
                                                                                                      ---------------------
                    THERAPEUTICS (0.00%)
        2,100,000   Adherex Technologies, Inc., - CAD 0.43, 12/19/08 *, **,(b)                                         --
          688,800   Adherex Technologies, Inc., - CAD 0.70, 3/20/07 *, **,(b)                                          --
          649,971   Insmed, Inc.,  3/15/10, 1.36 *, (b)                                                                --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $1,217,358)                                                               22,124
                                                                                                      ---------------------


                    CALL OPTIONS (0.05%)
                    --------------------
                    MEDICAL - DRUGS (0.05%)
            2,250   Glaxosmithkline Plc 7/16/05                                                                    45,000
              645   Glaxosmithkline Plc 7/16/05                                                                    87,075
                                                                                                      ---------------------
                                                                                                                  132,075
                                                                                                      ---------------------
                    TOTAL CALL OPTIONS (Cost $338,954)                                                            132,075
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $255,468,458)                                             283,018,507
                                                                                                      ---------------------

                    SECURITIES SOLD, NOT YET PURCHASED ((22.94)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((22.94)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((0.95)%)
          (24,500)  AeroGen, Inc. *                                                                                (9,727)


 The accompanying notes are an integral part of these financial statements.   15

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

      SHARES                                                                                            MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    DRUG DELIVERY SYSTEMS (CONTINUED)
         (556,500)  DepoMed, Inc. *                                                                   $        (2,431,905)
                                                                                                      ---------------------
                                                                                                               (2,441,632)
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((6.77)%)
         (297,000)  Aastrom Biosciences *                                                                        (926,640)
         (111,300)  Celgene Corp. *                                                                            (4,529,910)
         (173,092)  Enzo Biochem, Inc. *                                                                       (3,103,539)
          (22,500)  Genitope Corp. *                                                                             (288,900)
         (133,000)  Geron Corp. *                                                                              (1,029,420)
         (143,700)  Neurochem, Inc. - (Canada) *, **                                                           (1,443,101)
         (555,000)  StemCells, Inc. *                                                                          (2,336,550)
          (97,000)  Vasogen, Inc.                                                                                (476,270)
         (622,000)  ViroLogic Inc. *                                                                           (1,542,560)
         (251,000)  Zeltia S.A. - (Spain) **                                                                   (1,701,695)
                                                                                                      ---------------------
                                                                                                              (17,378,585)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((5.96)%)
         (266,100)  Bristol Myers Squibb Co.                                                                   (6,647,178)
          (87,000)  H. Lundbeck A/S                                                                            (2,190,795)
          (78,500)  Sanofi-Aventis - (France) **                                                               (6,452,966)
                                                                                                      ---------------------
                                                                                                              (15,290,939)
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS ((1.48)%)
          (66,000)  Foxhollow Technologies, Inc.                                                               (2,525,820)
         (151,600)  OccuLogix, Inc. *                                                                          (1,271,924)
                                                                                                      ---------------------
                                                                                                               (3,797,744)
                                                                                                      ---------------------
                    MEDICAL PRODUCTS ((2.43)%)
          (93,000)  Johnson & Johnson                                                                          (6,045,000)
          (29,900)  Solexa Inc. *                                                                                (203,320)
                                                                                                      ---------------------
                                                                                                               (6,248,320)
                                                                                                      ---------------------
                    THERAPEUTICS ((5.35)%)
         (146,700)  Antigenics, Inc. *                                                                           (793,647)
         (135,000)  Eyetech Pharmaceuticals, Inc. *, *                                                         (1,706,400)
         (140,600)  Hollis-Eden Pharmaceuticals, Inc. *                                                        (1,040,440)
         (328,000)  Introgen Therapeutics Inc. *                                                               (2,112,320)
         (483,000)  Isis Pharmaceuticals, Inc. *                                                               (1,888,530)
         (263,800)  Ista Pharmaceuticals, Inc.                                                                 (2,194,816)
         (114,300)  Lipid Sciences, Inc.                                                                         (557,784)
         (146,500)  NeoPharm, Inc. *                                                                           (1,463,535)
          (53,000)  NitroMed, Inc. *                                                                           (1,030,850)
          (62,300)  Renovis, Inc. *                                                                              (951,321)
                                                                                                      ---------------------
                                                                                                              (13,739,643)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(57,510,530))                           (58,896,863)
                                                                                                      ---------------------


 The accompanying notes are an integral part of these financial statements.   16

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(57,510,530))                               (58,896,863)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 87.30%                     224,121,644
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 12.70%                                                 32,594,499
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $      256,716,143
                                                                                                      =====================

  * Non-income producing security
 ** Foreign
(a) Partially or wholly held ($153,152,356 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Private investment in public equity (freely tradeable) at market value.
(c) Fair valued in good faith by the board of directors.
(d) American Depositary Receipt
(e) Australian Dollar


                                                         June 30, 2005
Investment in Securities- By Country              Percentage of Net Assets (%)
------------------------------------              ----------------------------
United States of America                                     62.88%
Japan                                                        10.36%
Switzerland                                                   9.10%
Germany                                                       4.13%
United Kingdom                                                2.30%
Denmark                                                       1.26%
Canada                                                        0.44%
Spain                                                        -0.66%
France                                                       -2.51%







 The accompanying notes are an integral part of these financial statements.   17

                      THIS PAGE INTENTIONALLY LEFT BLANK.

[LOGO OMITTED] UBS WEALTH MANAGEMENT                UBS FINANCIAL SERVICES INC.
                                                    1285 Avenue of the Americas
                                                    New York, NY 10019-6028
                                                    Tel. 800-486-2608
                                                    Fax 212-713-4580

                                                    Alternative Investment Group
                                                    altinvestments@ubs.com

                                                    www.ubs.com



UBS Eucalyptus Fund, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Eucalyptus Management, LLC








UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.





ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.